INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets Net
INTANGIBLE ASSETS, NET
NOTE 11: -	INTANGIBLE ASSETS, NET

On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10,000 in consideration for Lavie Bio Ltd.'s shares.  This transaction included the following intangible assets: (see also Note 17f).

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2021	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2021	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2021	$567	$356	$386	$1,309
Additions	404	253	275	932

Balance on December 31, 2021	971	609	661	2,241

Amortized cost on December 31, 2021	$6,057	$4,311	$4,839	$15,207

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2020	$7,028	$4,920	$5,500	$17,448
Additions	-	-	-	-

Balance on December 31, 2020	7,028	4,920	5,500	17,448

Accumulated Depreciation:

Balance on January 1, 2020	$162	$102	$110	$374
Additions	405	254	276	935

Balance on December 31, 2020	567	356	386	1,309

Amortized cost on December 31, 2020	$6,461	$4,564	$5,114	$16,139

Amortization expenses of intangible assets are classified in profit or loss in research and development, net.